Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 05, 2023	Feb. 21, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 9,000
Punlic Offering [Member]
Subsequent Event [Line Items]
Share price		$ 1.56
Value of shares issued		$ 13,000
Voting rights		Each unit consists of (i) one share of Class A common stock, (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock, each such warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56.
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt			$ 9,000
Subsequent Event [Member] | Punlic Offering [Member]
Subsequent Event [Line Items]
Shares issued		8,300,000
Share price		$ 1.56
Value of shares issued		$ 13,000
Voting rights		Each unit consists of (i) one share of Class A common stock, $0.0001 par value per share (“Class A common stock”), of the Company , (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock (the “Series A Warrants”) and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”), each such Warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56.
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Warrants issued	268,980